BRIDGE FINANCING AND PRIMARY FINANCING - Bridge Financing (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 24, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Aug. 09, 2022
Debt Instrument [Line Items]
Interest paid						$ 393,611
Interest expense		$ 0	$ 0	$ 187,000	$ 334,000
Bridge Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 5,000,000.0						$ 5,000,000
Debt instrument, aggregate purchase price	$ 3,800,000
Debt instrument, par, discount percentage (as a percent)	25.00%
Debt instrument, interest rate, stated percentage (as a percent)	15.00%
Long-term debt, fair value	$ 100,618					5,000,000.0
Debt issuance costs						$ 275,000
Bridge Notes, First Closing, March 25, 2021
Debt Instrument [Line Items]
Debt instrument, face amount	2,000,000.0
Debt instrument, aggregate purchase price	2,000,000
Proceeds from convertible debt	1,500,000
Payments of debt issuance costs	90,000
Bridge Notes, Second Purchase, April 2021
Debt Instrument [Line Items]
Debt instrument, face amount	1,700,000
Debt instrument, aggregate purchase price	1,700,000
Proceeds from convertible debt	1,250,000
Bridge Notes, Third Purchase, May 2021
Debt Instrument [Line Items]
Debt instrument, face amount	1,300,000
Debt instrument, aggregate purchase price	1,300,000
Proceeds from convertible debt	1,000,000
Payments of debt issuance costs	$ 185,000
Convertible notes payable
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued						100,618
Interest paid						$ 393,611
Interest expense						$ 393,611